Reinsurance - Components of Unpaid Losses and Loss Expenses Recoverable (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Analysis of total unpaid losses and loss expenses recoverable by segment:
Unpaid losses and loss expenses recoverable	$ 3,435,230	$ 3,382,102
Property and casualty operations
Analysis of total unpaid losses and loss expenses recoverable by segment:
Unpaid losses and loss expenses recoverable	3,414,735	3,361,703
Life operations
Analysis of total unpaid losses and loss expenses recoverable by segment:
Unpaid losses and loss expenses recoverable	$ 20,495	$ 20,399